EQUITY (Tables)	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of fair value measurement inputs and valuation techniques

The fair value of the Representative’s Warrants, using the Black-Scholes-Merton Model on the date of issuance was US$116,815. The key inputs into the Black-Scholes-Merton Model variables were as follows at measurement date:

	January 26, 2024
Stock price	US$	3.52
Risk-free interest rate		4.04%
Volatility		62.34%
Exercise price	US$	4.00
Dividend yield		—

Schedule of company's activities and status of the representative's warrants

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant *	Weighted Average Exercise Price		Weighted Average Remaining Term (Years)
Outstanding as of September 30, 2023	—		—	—
Issued	62,500	US$	4.00	4.5
Exercised	—		—	—
Forfeited or expired	—		—	—
Outstanding as of September 30, 2024	62,500	US$	4.00	4.3
Exercised	—		—	—
Forfeited or expired	—		—	—
Outstanding as of September 30, 2025	62,500	US$	4.00	3.3

*	Each warrant entitles the holder to purchase 1 ordinary share (0.003 Class A ordinary share, after taking into consideration of the share consolidation and re-designation of share capital mentioned in this note to the consolidated financial statements) of the Company.